Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt
Schedule outstanding principal balances on each loan facility

	As of December 31
In thousands of U.S. Dollars	2024	2023
Nordea/SEB Revolving Facility	37,500	—
ABN/CACIB Joint Bank Facility	—	45,872
ABN/CACIB Revolving Facility	—	—
ABN AMRO Revolving Facility	1,296	932
Total debt	38,796	46,804
Deferred finance fees	—	(778)
Net total debt	38,796	46,026
Current portion of long-term debt	—	6,713
Current portion of deferred finance fees	—	(277)
Total current portion of long-term debt	—	6,436
Non-current portion of long-term debt	38,796	39,590

Schedule of future minimum repayments under the loan facilities

As of
December 31
In thousands of U.S. Dollars	2024
2025	—
2026	1,296
2027	37,500
2028	—
38,796

Schedule of effective interest rate associated with the interest expense for the Company's debt

	For the years ended December 31
	2024	2023	2022
Effective interest rate, excluding commitment fees	7.54%	7.83%	4.38%
Range of interest rates (SOFR)	4.69 % to 5.37%	4.50 % to 5.36%	0.10 % to 4.50%

Schedule of weighted average effective interest rate on the Company's debt obligations.

	For the years ended December 31
	2024	2023	2022
Effective interest rate, excluding commitment fees	7.54%	5.80%	1.61%